Discontinued Operations	12 Months Ended
Aug. 31, 2021
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
3.	DISCONTINUED OPERATIONS

As refer to Note 2(a), in connection with the deconsolidation of the Affected Entities, the Group evaluated and concluded that the Affected Entities should be accounted as discontinued operations during the year ended and as of August 31, 2021.

Reconciliation of the carrying amounts of the major classes of assets and liabilities from the discontinued operations in the consolidated balance sheets as of August 31, 2020 is as follow. In addition, on August 31, 2021, the Group recorded RMB 261,267 one-off loss for the deconsolidation of the Affected Entities, and the carrying amounts of the major classes of assets and liabilities at deconsolidation date is presented as follow for comparative purpose.

	As of August 31
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	2,404,881	2,881,737
Restricted cash, net of allowance of RMB nil and RMB 4 as of August 31, 2020 and 2021, respectively	7,200	30,553
Accounts receivable, net of allowance of RMB nil and RMB 2,854 as of August 31, 2020 and 2021, respectively	4,486	6,541
Amounts due from related parties, net of allowance of RMB nil and RMB 50 as of August 31, 2020 and 2021, respectively	2,008	3,148
Other receivables, deposits and other assets, net of allowance of RMB nil and RMB 88 as of August 31, 2020 and 2021, respectively	32,378	49,003
Inventories	22,020	23,200
Amounts due from continuing operations	525,643	333,270
Total current assets	2,998,616	3,327,452
Property and equipment, net	519,062	510,862
Land use rights, net	86,076	83,949
Intangible assets, net	93,012	78,373
Goodwill, net	231,386	231,386
Prepayments for construction contract	1,474	3,863
Deferred tax assets, net	2,771	4,109
Operating lease right-of-use assets non-current	147,965	157,813
Other non-current assets, net of allowance of RMB nil and RMB 343 as of August 31, 2020 and 2021, respectively	9,842	13,335
Total non-current assets	1,091,588	1,083,690
TOTAL ASSETS	4,090,204	4,411,142
LIABILITIES
Current liabilities
Short-term loan	7,500	77,500
Accounts payables	24,857	21,745
Amounts due to related parties	40,670	38,422
Accrued expenses and other current liabilities	369,265	512,404
Income tax payable	25,405	38,678
Operating lease liabilities	13,953	6,343
Contract liabilities	1,157,691	1,229,601
Refund liabilities	13,928	14,008
Amounts due to continuing operations	1,890,534	2,028,866
Total current liabilities	3,543,803	3,967,567
Long-term loan	77,500	-
Deferred tax liabilities	26,633	22,959
Other non-current liabilities	7,593	2,213
Operating lease liabilities	139,616	157,136
Amounts due to continuing operations	250,000	-
Total non-current liabilities	501,342	182,308
TOTAL LIABILITIES	4,045,145	4,149,875

Reconciliation of the major classes of income and losses from discontinued operations in the consolidated statements of operations and comprehensive loss for the years ended August 31, 2019, 2020 and 2021 is as follow:

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue	1,896,359	1,890,156	2,303,339
Cost of revenue	(1,109,876)	(1,085,249)	(1,315,026)
Gross profit	786,483	804,907	988,313
Selling, general and administrative expenses	(299,360)	(308,554)	(400,012)
Other operating income	4,229	3,900	7,604
Impairment loss on goodwill*	-	(68,723)	-
Operating income	491,352	431,530	595,905
Interest expense/(income), net	4,577	3,560	(695)
Investment income	3,234	52,509	56,657
Other expenses	(3,589)	(927)	(4,180)
Income before income taxes and share of equity in loss of unconsolidated affiliate	495,574	486,672	647,687
Income tax expense	(15,667)	(15,177)	(16,877)
Share of equity in loss of unconsolidated affiliate	-	-	(200)
Net income (before one-off loss upon deconsolidation of the Affected Entities)	479,907	471,495	630,610

One-off loss upon deconsolidation of the Affected Entities, net of tax	-	-	(261,267)
Net income from discontinued operations	479,907	471,495	369,343

Summarized cash flow information for discontinued operations are as follows:

Net cash provided by operating activities	199,774	308,989	516,873
Net cash used in investing activities**	(473,456)	(329,453)	137,323
Net cash provided by financing activities***	164,686	1,690,275	(153,987)

Note*: For the year ended August 31, 2020, the Group has determined that based on the underperformance of the Wuhan Sannew reporting unit since the acquisition date, market conditions and other factors including the uncertainty in the Sino-US relationship and adverse impacts from COVID-19, it was more likely than not that the fair value of Wuhan Sannew reporting unit was less than the carrying amount. The Group utilized the discounted cash flow model to estimate the fair value of the reporting unit and concluded the carrying amount of Wuhan Sannew reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 68,723 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2020.

Note**: There were amount of RMB 73,168 and RMB 271,577 cash invested into continuing operations during the years ended August 31, 2019 and 2020, respectively. The amount of RMB 192,373 cash was redeemed from continuing operations for the year ended August 31, 2021.

Note***: There were amount of RMB 284,530 and RMB 1,641,732 cash received from continuing operations by the Affected Entities during the years ended August 31, 2019 and 2020, respectively. The amount of RMB 111,668 was repaid to continuing operations for the years ended August 2021.